CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement Of Comprehensive Income Abstract
(Loss)/profit for the year	$ (41,009)	$ 875	$ (6,388)
Other comprehensive loss
Foreign exchange translation differences	(396)	(86)	(1,360)
Other comprehensive loss	(396)	(86)	(1,360)
Total Comprehensive (Loss)/profit (all attributable to owners of the parent)	$ (41,405)	$ 789	$ (7,748)